Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	Share Capital CAD ($) shares	Equity Settled Share-Based Compensation Reserve CAD ($)	Equity Settled Share-Based Compensation Reserve USD ($)	Foreign Currency Translation Reserve CAD ($)	Foreign Currency Translation Reserve USD ($)	Investment Revaluation Reserve CAD ($)	Share Purchase Warrants CAD ($)	Subscriptions Received for Shares CAD ($)	Subscriptions Received for Shares USD ($)	Deficit CAD ($)	Deficit USD ($)	CAD ($)	USD ($)
Balance, shares at Dec. 31, 2018 | shares	313,417,856
Balance at Dec. 31, 2018	$ 517,327	$ 66,938		$ 38,686		$ (17)	$ 12,189			$ (486,913)		$ 148,210
Shares issued on exercise of options per option plan	$ 641											641
Shares issued on exercise of options per option plan, shares | shares	1,185,666
Shares issued on exercise of warrants and options not issued per option plan	$ 150											150
Shares issued on exercise of warrants and options not issued per option plan, shares | shares	304,525
Shares issued pursuant to restricted share unit plan	$ 174	(122)										52
Shares issued pursuant to restricted share unit plan, shares | shares	111,086
Fair value allocated to shares issued on exercise of options and warrants	$ 618	(593)					(25)					0
Fair value allocated to shares issued on exercise of options and warrants, shares | shares	0
Share-based compensation			$ 3,927										$ 3,927
Shares issued, net of transactions costs	$ 52,435											52,435
Shares issued, net of transactions costs, shares | shares	87,477,084
Shares issued on conversion of special warrants, net of transaction costs	$ 8,192						(8,192)					0
Shares issued on conversion of special warrants, net of transaction costs, shares | shares	10,150,322
Shares issued pursuant to private placements, net of transaction costs	$ 7,911											7,911
Shares issued pursuant to private placements, net of transaction costs, shares | shares	10,296,141
Subscriptions received for private placement, net of transaction costs									$ 693				$ 693
Net loss											$ (69,193)	(69,193)
Other comprehensive (loss) income net of tax					$ (6,321)							(6,321)
Total comprehensive (loss) income												(75,514)
Balance, shares at Dec. 31, 2019 | shares	422,942,680
Balance at Dec. 31, 2019	$ 587,448	70,150		32,365		(17)	3,972	693		(556,106)		138,505
Shares issued on exercise of options per option plan	$ 3,936											3,936
Shares issued on exercise of options per option plan, shares | shares	3,991,066
Shares issued on exercise of warrants and options not issued per option plan	$ 8,505											8,505
Shares issued on exercise of warrants and options not issued per option plan, shares | shares	13,634,385
Fair value allocated to shares issued on exercise of options and warrants	$ 3,863	(2,474)					(1,389)					0
Fair value allocated to shares issued on exercise of broker warrants	247											247
Share-based compensation		9,342										9,342
Shares issued, net of transactions costs	$ 53,720											53,720
Shares issued, net of transactions costs, shares | shares	38,525,000
Shares issued pursuant to private placements, net of transaction costs	$ 25,399							(693)				24,706
Shares issued pursuant to private placements, net of transaction costs, shares | shares	29,953,500
Additional transaction costs for prior year financings	$ (79)											(79)
Net loss										(63,872)		(63,872)
Other comprehensive (loss) income net of tax						(2,704)						(2,704)
Total comprehensive (loss) income												(66,576)
Balance, shares at Dec. 31, 2020 | shares	509,046,631
Balance at Dec. 31, 2020	$ 683,039	$ 77,018		$ 29,661		$ (17)	$ 2,583	$ 0		$ (619,978)		$ 172,306